Schedule of Depreciation and Amortization, Useful Lives of Assets (Details) - The Arena Group Holdings Inc [Member]	Dec. 31, 2022
Office Equipment And Computers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Office Equipment And Computers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years